UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

______________ to ______________

Date of Report (Date of earliest event reported) ___________________

Commission File Number of securitizer: ___________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

_X_ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395 (Funding Depositor LLC)

CIM Trust 2019-R5
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Mohit Marria, (212) 626-2300
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3. Exhibit

99.1	Disclosure required by Rule 15Ga-2 for JC III & Associates Inc

Schedule 1 – Compliance Summary (Chart)

Schedule 2 – Compliance Summary

Schedule 3 – Exception Report

Schedule 4 – Itemized Report (Categories)

Schedule 5 – Itemized Report

99.2	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Narrative

Schedule 2 – Compliance Summary PostDF (Grade Summary)

Schedule 3 – Compliance Summary PostDF (Loan Level Exception – Disp)

Schedule 4 – Compliance Summary PostDF (Exception Summary Rating)

Schedule 5 – Compliance Summary PostDF (Securitization Exception Rating)

Schedule 6 – Compliance Summary (Grade Summary)

Schedule 7 – Compliance Summary (Loan Level Exception – Disp)

Schedule 8 – Compliance Summary (Exception Summary Rating)

Schedule 9 – Compliance Summary (Securitization Exception Rating)

Schedule 10 – Data Compare Report

Schedule 11 – Data Compare Report (Fields)

Schedule 12 – Data Compare Report (Chart)

Schedule 13 – Servicing Report (Servicing Pay History Limited)

Schedule 14 – Servicing Report (Delinquency Summary)

Schedule 15 – Servicing Report (Exception Summary)

Schedule 16 – Servicing Report (Exception Standard Report)

Schedule 17 – Servicing Report (Servicing Comment Loan Level)

Schedule 18 – Title Diligence Report (Dashboard)

Schedule 19 – Title Diligence Report (Raw Data)

99.3	Disclosure required by Rule 15Ga-2 for Clayton Holdings LLC

Schedule 1 – Narrative

Schedule 2 – Conditions Report – Compliance (Conditions Summary)

Schedule 3 – Conditions Report – Compliance (Conditions Detail)

Schedule 4 – Conditions Report – Compliance (Loan Grades)

Schedule 5 – Conditions Report – Full Review (Conditions Summary)

Schedule 6 – Conditions Report – Full Review (Conditions Detail)

Schedule 7 – Conditions Report – Full Review (Loan Grades)

Schedule 8 – Loan Level Tape Comparison

Schedule 9 – Non ATR QM Report

Schedule 10 – Rating Agency ATR QM Data Fields

Schedule 11 – Waived Conditions Summary

Schedule 12 – Valuations Summary

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Funding Depositor LLC
(Securitizer)

Date: November 20, 2019	By:	/s/ Mohit Marria
Name: Mohit Marria
Title: Vice President

EXHIBIT INDEX

99.1	Disclosure required by Rule 15Ga-2 for JC III & Associates Inc

Schedule 1 – Compliance Summary (Chart)

Schedule 2 – Compliance Summary

Schedule 3 – Exception Report

Schedule 4 – Itemized Report (Categories)

Schedule 5 – Itemized Report

99.2	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Narrative

Schedule 2 – Compliance Summary PostDF (Grade Summary)

Schedule 3 – Compliance Summary PostDF (Loan Level Exception – Disp)

Schedule 4 – Compliance Summary PostDF (Exception Summary Rating)

Schedule 5 – Compliance Summary PostDF (Securitization Exception Rating)

Schedule 6 – Compliance Summary (Grade Summary)

Schedule 7 – Compliance Summary (Loan Level Exception – Disp)

Schedule 8 – Compliance Summary (Exception Summary Rating)

Schedule 9 – Compliance Summary (Securitization Exception Rating)

Schedule 10 – Data Compare Report

Schedule 11 – Data Compare Report (Fields)

Schedule 12 – Data Compare Report (Chart)

Schedule 13 – Servicing Report (Servicing Pay History Limited)

Schedule 14 – Servicing Report (Delinquency Summary)

Schedule 15 – Servicing Report (Exception Summary)

Schedule 16 – Servicing Report (Exception Standard Report)

Schedule 17 – Servicing Report (Servicing Comment Loan Level)

Schedule 18 – Title Diligence Report (Dashboard)

Schedule 19 – Title Diligence Report (Raw Data)

99.3	Disclosure required by Rule 15Ga-2 for Clayton Holdings LLC

Schedule 1 – Narrative

Schedule 2 – Conditions Report – Compliance (Conditions Summary)

Schedule 3 – Conditions Report – Compliance (Conditions Detail)

Schedule 4 – Conditions Report – Compliance (Loan Grades)

Schedule 5 – Conditions Report – Full Review(Conditions Summary)

Schedule 6 – Conditions Report – Full Review (Conditions Detail)

Schedule 7 – Conditions Report – Full Review (Loan Grades)

Schedule 8 – Loan Level Tape Comparison

Schedule 9 – Non ATR QM Report

Schedule 10 – Rating Agency ATR QM Data Fields

Schedule 11 – Waived Conditions Summary

Schedule 12 – Valuations Summary